DWS VARIABLE SERIES II

   SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS OF THE LISTED PORTFOLIOS:

                             ----------------------

                             DWS Mid Cap Growth VIP
                            DWS Small Cap Growth VIP

Effective immediately, the following information replaces similar information about the portfolio management team in the "Portfolio management" section of the portfolios' prospectus:

The portfolio is managed by a team of investment professionals who collaborate to implement the portfolio's investment strategy. Each portfolio manager on the team has authority over all aspects of the portfolio's investment portfolio, including, but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment and the management of daily cash flows in accordance with portfolio holdings.

The following people handle the day-to-day management of the portfolio:

  Joseph Axtell, CFA                                                Rafaelina M. Lee
  Managing Director of Deutsche Asset Management and Portfolio      Director of Deutsche Asset Management and Portfolio Manager of
  Manager of the portfolio.                                         the portfolio.
   o Joined Deutsche Asset Management in 2001 and the portfolio      o Joined Deutsche Asset Management in 1999 and the portfolio
     in 2006.                                                          in 2008.
   o Senior analyst at Merrill Lynch Investment Managers for the     o Research analyst for US Micro, Small and Mid Cap Equity: New
     international equity portion of a global balanced portfolio       York.
     (1996-2001).                                                    o Over 20 years of investment industry experience in US
   o Director, International Research at PCM International             portfolio strategy, Latin America market strategy and US
     (1989-1996).                                                      equity research at JP Morgan Securities, UBS Securities and
   o Associate manager, structured debt and equity group at            Goldman Sachs & Co.
     Prudential Capital Corporation (1988-1989).                     o BA, Columbia University; MBA, Stern School of Business, New
   o Analyst at Prudential-Bache Capital Funding in London             York University.
     (1987-1988).
   o Equity analyst in the healthcare sector at Prudential
     Equity Management Associates (1985-1987).
   o BS, Carlson School of Management, University of Minnesota.








               Please Retain This Supplement for Future Reference




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                                                                   INVESTMENTS
                                                           Deutsche Bank Group

August 14, 2009
VS-3625